Tax - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	25.00%	25.00%	23.50%
Average effective tax rate	22.70%	22.60%	19.10%
– dilution loss on the Group’s investment in BoCom	0.40%	0.00%	0.00%
– movements in unrecognised deferred tax	1.00%	0.70%	(0.10%)
– fines and provisions for legal settlements	1.00%	0.00%	0.00%
– adjustments in respect of prior periods	(0.30%)	(0.10%)	0.10%
– impact of business disposals	0.30%	0.00%	0.00%
– non-taxable income and gains	0.00%	3.60%	0.00%
Tax rate effect of gain (loss) on pillar two global minimum tax charge		0.70%
Exposures to legacy tax cases	$ 118
Management's approved financial forecast period	5 years
Deferred tax liability (asset)	$ (5,135)	$ (5,524)	$ (6,516)
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	13,800	11,000
Unused tax losses for which no deferred tax asset recognised	$ 3,400	3,500
Deferred tax asset, expiration period, with expiry date	10 years
Deferred tax asset, expiration period, without expiry date	10 years
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	$ 15,900	15,200
Deferred tax liabilities	$ 2,100	$ 1,317
Argentina business
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
– impact of business disposals		4.80%
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
– movements in unrecognised deferred tax	1.00%
Bank Of Communications Co., Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
– dilution loss on the Group’s investment in BoCom	1.20%
Pro Forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	21.20%	21.40%
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 1,300	$ 1,000
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 7,600	6,000
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	25.00%
Deferred tax liability (asset)	$ (1,500)	(2,600)
Deferred tax asset and liability expiration period	2 years
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	21.00%
Deferred tax liability (asset)	$ (2,800)	(3,000)
Period for substantial recovery of deferred tax assets (liabilities)	13 years
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 3,800	3,800
United States | 10 to 15 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(700)
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (800)	(500)
Period for majority recovery of deferred tax assets (liabilities)	5 years
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 1,400	$ 700
Unused tax losses for which no deferred tax asset recognised	$ 300
Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	16.50%	16.50%	16.50%
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (1,000)
Unused tax losses | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(800)
Unused tax losses | France | Within 12 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (700)
Unused tax losses | Minimum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	9 years
Unused tax losses | Minimum | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	10 years
Unused tax losses | Maximum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	12 years
Pension | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 2,000
Temporary differences from investments in subsidiaries and branches
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 800	$ 700